SUMMARY OF OPTION ACTIVITY (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
IfrsStatementLineItems [Line Items]
Weighted average remaining life	2 years
Outstanding Number of options	294,495
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Outstanding Number of options	1,524,949	1,026,520
Outstanding, beginning balance | $ / shares	$ 2.54	$ 4.40
Weighted average remaining life	2 years	2 years	2 years
Outstanding, beginning balance | $	$ 3,871,101	$ 4,517,330
Granted	873,429	873,429
Granted | $ / shares	$ 0.77	$ 0.77
Granted weighted average remaining life	3 years	4 years
Granted | $	$ 674,704	$ 674,704
Exercised
Exercised | $ / shares
Exercised | $
Expired	(375,000)	(375,000)
Expired | $ / shares	$ 3.52	$ 3.52
Expired | $	$ (1,320,933)	$ (1,320,933)
Outstanding Number of options	2,023,378	1,524,949	1,026,520
Outstanding, ending balance | $ / shares	$ 1.59	$ 2.54	$ 4.40
Outstanding, ending balance | $	$ 3,224,872	$ 3,871,101	$ 4,517,330